Bitcoin intangible assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022
Bitcoin intangible assets (Tables)
Digital Currency Mining	$ 27,193	$ 0	$ 48,397
Unrealized Gain/loss On Bitcoin	$ (3,645)		$ (4,621)